UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1:	Schedule of Investments

Vanguard Consumer Discretionary Index Fund Schedule of Investments May 31, 2005
	Shares	Market Value ($000)

COMMON STOCKS (100.3%)

Advertising Agencies (1.9%)
Omnicom Group Inc.	2,322	$190
* Interpublic Group of Cos., Inc.	5,311	66
* Lamar Advertising Co. Class A	1,100	46
* R.H. Donnelley Corp.	405	25
Harte-Hanks, Inc.	696	20
* Valassis Communications, Inc.	577	20
ADVO, Inc.	490	15
Catalina Marketing Corp.	513	12

		394

Auto Parts-Aftermarket (0.6%)
Genuine Parts Co.	2,165	93
* TBC Corp.	351	9
* TRW Automotive Holdings Corp.	291	6
* Keystone Automotive Industries, Inc.	271	5
* Aftermarket Technology Corp.	284	4
Superior Industries International, Inc.	179	4

		121

Auto Parts-Original Equipment (0.8%)
BorgWarner, Inc.	617	33
Lear Corp.	778	29
Delphi Corp.	6,438	28
Dana Corp.	1,838	25
ArvinMeritor, Inc.	889	13
Visteon Corp.	1,602	12
American Axle & Manufacturing Holdings, Inc.	476	10
* Tenneco Automotive, Inc.	570	9
* Hayes Lemmerz International, Inc.	553	4
* Stoneridge, Inc.	259	2
* Strattec Security Corp.	31	2
Sauer-Danfoss, Inc.	1	0

		167

Auto Trucks & Parts (0.2%)
Gentex Corp.	1,700	30
Modine Manufacturing Co.	457	14

		44

Automobiles (2.0%)
Ford Motor Co.	22,128	221
General Motors Corp.	6,333	200

		421

Building Materials (0.1%)
Building Materials Holding Corp.	171	11

Cable Television Services (2.4%)
* Liberty Media Corp.	31,423	326
* Liberty Media International Inc. Class A	1,886	79
EchoStar Communications Corp. Class A	2,624	77
* Insight Communications Co., Inc.	685	8
* TiVo Inc.	785	5
* Charter Communications, Inc.	3,582	4

		499

Casinos & Gambling (2.7%)
International Game Technology	4,299	121
Harrah's Entertainment, Inc.	1,340	96
* Caesars Entertainment, Inc.	3,480	75
* MGM Mirage, Inc.	1,658	63
GTECH Holdings Corp.	1,458	41
Station Casinos, Inc.	576	38
Boyd Gaming Corp.	437	23
* Scientific Games Corp.	793	19
Aztar Corp.	546	17
* Argosy Gaming Co.	331	15
* WMS Industries, Inc.	343	11
* Pinnacle Entertainment, Inc.	548	10
* Shuffle Master, Inc.	334	9
* Alliance Gaming Corp.	668	9
Churchill Downs, Inc.	185	8
* MTR Gaming Group Inc.	418	4
* Multimedia Games Inc.	400	4
Ameristar Casinos, Inc.	77	4
* Isle of Capri Casinos, Inc.	94	2
Dover Downs Gaming & Entertainment, Inc.	120	1

		570

Chemicals (0.0%)
* Exide Technologies	97	0

Commercial Information Services (0.1%)
Arbitron Inc.	300	12
* ProQuest Co.	226	7

		19

Communications & Media (5.3%)
* Time Warner, Inc.	54,449	947
News Corp., Inc., Class B	7,160	120
* Telewest Global, Inc.	1,918	40
* Gemstar-TV Guide International, Inc.	2,804	10
* Entravision Communications Corp.	656	5

		1,122

Computer Services Software & Systems (0.0%)
* Audible, Inc.	203	3

Construction (0.0%)
Brookfield Homes Corp.	122	6

Consumer Electronics (0.4%)
Harman International Industries, Inc.	816	68
* NetFlix.com, Inc.	423	6
* Alloy, Inc.	248	1

		75

Consumer Products (0.7%)
American Greetings Corp. Class A	905	24
Snap-On Inc.	667	23
The Yankee Candle Co., Inc.	563	18
Tupperware Corp.	772	17
* Jarden Corp.	333	17
Nautilus Inc.	474	13
Blyth, Inc.	440	12
* RC2 Corp.	199	7
Oakley, Inc.	254	4
CSS Industries, Inc.	69	2
* The Boyds Collection, Ltd.	218	0

		137

Cosmetics (0.0%)
* Helen of Troy Ltd.	426	10

Education-Services (1.6%)
* Apollo Group, Inc. Class A	1,928	151
* Career Education Corp.	1,295	45
* ITT Educational Services, Inc.	581	26
* Laureate Education Inc.	549	26
* Education Management Corp.	790	26
* Corinthian Colleges, Inc.	1,142	18
Strayer Education, Inc.	186	16
* DeVry, Inc.	756	16
* Bright Horizons Family Solutions, Inc.	340	13
* Educate, Inc.	23	0

		337

Electrical-Household Appliances (0.3%)
Whirlpool Corp.	827	57
Maytag Corp.	1,103	16
National Presto Industries, Inc.	11	0

		73

Entertainment (6.9%)
The Walt Disney Co.	25,283	694
Viacom Inc. Class B	18,460	633
* Pixar, Inc.	714	38
* Gaylord Entertainment Co.	550	23
International Speedway Corp.	268	15
* DreamWorks Animation SKG, Inc.	395	12
Regal Entertainment Group Class A	509	10
Movie Gallery, Inc.	270	9
Speedway Motorsports, Inc.	190	7

		1,441

Financial Information Services (0.1%)
Dow Jones & Co., Inc.	535	19
* Interactive Data Corp.	466	10

		29

Financial Miscellaneous (0.5%)
H & R Block, Inc.	1,973	98
* Sotheby's Holdings Class A	577	8

		106

Funeral Parlors & Cemeteries (0.2%)
Service Corp. International	4,174	32
Stewart Enterprises, Inc. Class A	1,254	7
* Alderwoods Group, Inc.	247	3

		42

Home Building (3.7%)
D. R. Horton, Inc.	3,487	121
Pulte Homes, Inc.	1,320	101
Centex Corp.	1,517	99
Lennar Corp. Class A	1,532	89
* Toll Brothers, Inc.	714	66
KB HOME	937	63
* NVR, Inc.	75	57
Ryland Group, Inc.	545	37
Standard Pacific Corp.	395	32
Beazer Homes USA, Inc.	513	27
MDC Holdings, Inc.	359	26
* Hovnanian Enterprises Inc. Class A	404	25
* Meritage Corp.	305	22
M/I Homes, Inc.	131	7
Levitt Corp. Class A	117	3
Technical Olympic USA, Inc.	145	3
* William Lyon Homes, Inc.	28	3

		781

Hotel/Motel (2.3%)
Marriott International, Inc. Class A	2,368	160
Starwood Hotels & Resorts Worldwide, Inc.	2,633	147
Hilton Hotels Corp.	4,640	112
* Wynn Resorts Ltd.	562	26
Orient-Express Hotel Ltd.	387	11
Choice Hotel International, Inc.	155	10
The Marcus Corp.	331	7

		473

Household Equipment & Products (0.6%)
Black & Decker Corp.	1,026	90
The Stanley Works	956	43

		133

Household Furnishings (1.3%)
Newell Rubbermaid, Inc.	3,476	79
Leggett & Platt, Inc.	2,308	61
* Mohawk Industries, Inc.	693	58
* Tempur-Pedic International Inc.	555	13
Furniture Brands International Inc.	586	12
Ethan Allen Interiors, Inc.	361	11
* Select Comfort Corp.	426	10
La-Z-Boy Inc.	728	10
Libbey, Inc.	255	5
Haverty Furniture Cos., Inc.	299	4
* Bombay Co.	327	2
* Kirkland's, Inc.	84	1

		266

Identification Control & Filter Devices (0.1%)
Garmin Ltd.	732	32

Jewelry, Watches & Gems (0.4%)
Tiffany & Co.	1,809	56
* Fossil, Inc.	701	15
Movado Group, Inc.	299	5

		76

Leisure Time (2.0%)
Carnival Corp.	5,487	290
Royal Caribbean Cruises, Ltd.	881	41
* Penn National Gaming, Inc.	755	25
SCP Pool Corp.	590	21
Callaway Golf Co.	970	11
* K2 Inc.	577	7
* Vail Resorts Inc.	245	7
* Six Flags, Inc.	1,165	5
* West Marine, Inc.	269	4
* Steiner Leisure Ltd.	92	3
Action Performance Cos., Inc.	307	3
Sturm, Ruger & Co., Inc.	210	2
* Great Wolf Resorts, Inc.	64	1
* Life Time Fitness, Inc.	48	1

		421

Manufactured Housing (0.1%)
* Champion Enterprises, Inc.	959	9
Skyline Corp.	45	2
* Palm Harbor Homes, Inc.	65	1

		12

Miscellaneous Business & Consumer Discretionary (0.2%)
E.W. Scripps Co. Class A	960	49

Miscellaneous Producer Durables (0.0%)
* Blount International, Inc.	101	2

Multi-Sector Companies (1.6%)
Fortune Brands, Inc.	1,790	155
Johnson Controls, Inc.	2,435	138
Brunswick Corp.	1,095	47

		340

Office Furniture & Business Equipment (0.0%)
Kimball International, Inc. Class B	379	5

Paints & Coating (0.3%)
Sherwin-Williams Co.	1,512	67

Photography (0.5%)
Eastman Kodak Co.	3,635	96

Publishing-Miscellaneous (1.6%)
The McGraw-Hill Cos., Inc.	4,796	209
Meredith Corp.	497	25
Dex Media, Inc.	1,042	23
Reader's Digest Association, Inc.	1,232	21
John Wiley & Sons Class A	466	18
* Scholastic Corp.	426	16
* PRIMEDIA Inc.	1,392	5
* Playboy Enterprises, Inc. Class B	359	5
* Martha Stewart Living Omnimedia, Inc.	124	3
Courier Corp.	63	2

		327

Publishing-Newspapers (3.0%)
Gannett Co., Inc.	3,180	237
Tribune Co.	2,771	100
Knight Ridder	940	59
Washington Post Co. Class B	71	59
New York Times Co. Class A	1,726	54
Belo Corp. Class A	1,312	32
Lee Enterprises, Inc.	475	20
The McClatchy Co. Class A	258	18
Media General, Inc. Class A	262	16
* Journal Register Co.	573	10
Hollinger International, Inc.	723	7
Pulitzer, Inc.	88	6
Journal Communications, Inc.	261	4

		622

Radio & Television Broadcasters (5.1%)
The News Corp., Inc.	23,734	383
Clear Channel Communications, Inc.	6,177	181
* DirecTV Group, Inc.	9,497	142
* Sirius Satellite Radio, Inc.	15,543	94
* Univision Communications Inc.	2,877	77
* XM Satellite Radio Holdings, Inc.	2,171	70
Westwood One, Inc.	933	19
Entercom Communications Corp.	456	15
* Radio One, Inc. Class D	845	11
* Emmis Communications, Inc.	569	10
* Cumulus Media Inc.	780	10
* Citadel Broadcasting Corp.	610	7
* Cox Radio, Inc.	416	7
Gray Television, Inc.	498	6
Hearst-Argyle Television Inc.	234	6
* Radio One, Inc.	358	5
Liberty Corp.	123	4
Sinclair Broadcast Group, Inc.	504	4
* Salem Communications Corp.	207	4
* Spanish Broadcasting System, Inc.	425	4
* Lin TV Corp.	247	4
* Saga Communications, Inc.	211	3
* Regent Communications, Inc.	433	3
World Wrestling Entertainment, Inc.	231	2
* Fisher Communications, Inc.	35	2
* Young Broadcasting Inc.	241	1
* Beasley Broadcast Group, Inc.	44	1

		1,075

Real Estate (0.1%)
* WCI Communities, Inc.	468	14
* Avatar Holding, Inc.	39	2

		16

Real Estate Investment Trusts (0.1%)
* La Quinta Corp. REIT	2,505	22

Recreational Vehicles & Boats (1.2%)
Harley-Davidson, Inc.	3,709	182
Polaris Industries, Inc.	467	25
Thor Industries, Inc.	561	17
Winnebago Industries, Inc.	430	14
Monaco Coach Corp.	435	7
Fleetwood Enterprises, Inc.	603	6
Arctic Cat, Inc.	261	6
Coachmen Industries, Inc.	69	1
Marine Products Corp.	55	1

		259

Rent & Lease Services-Consumer (0.2%)
* Rent-A-Center, Inc.	935	22
Aaron Rents, Inc. Class B	566	13

		35

Restaurants (7.0%)
McDonald's Corp.	15,665	485
* Starbucks Corp.	4,989	273
Yum! Brands, Inc.	3,644	187
Darden Restaurants Inc.	1,940	63
Wendy's International, Inc.	1,305	59
* Brinker International, Inc.	1,149	43
Outback Steakhouse	729	32
* The Cheesecake Factory	810	29
Applebee's International, Inc.	1,007	27
Ruby Tuesday, Inc.	945	24
* Sonic Corp.	669	23
CBRL Group, Inc.	558	23
* Panera Bread Co.	358	23
* Jack in the Box Inc.	458	19
* P.F. Chang's China Bistro, Inc.	316	19
* CEC Entertainment Inc.	403	16
* Red Robin Gourmet Burgers	245	13
* Rare Hospitality International Inc.	339	11
Lone Star Steakhouse & Saloon, Inc.	334	10
CKE Restaurants Inc.	561	9
* Steak n Shake Co.	411	8
Bob Evans Farms, Inc.	355	8
IHOP Corp.	163	8
* California Pizza Kitchen, Inc.	319	8
Domino's Pizza, Inc.	333	8
* Ryan's Restaurant Group, Inc.	485	7
* AFC Enterprises, Inc.	265	7
Triarc Cos., Inc. Class B	454	7
Landry's Restaurants, Inc.	215	6
* O'Charley's Inc.	339	6
* Krispy Kreme Doughnuts, Inc.	728	6
* Papa John's International, Inc.	79	3
Triarc Cos., Inc. Class A	127	2
* Texas Roadhouse, Inc.	28	1

		1,473

Retail (28.9%)
Home Depot, Inc.	27,118	1,067
Target Corp.	10,504	564
Lowe's Cos., Inc.	9,147	523
Staples, Inc.	9,306	200
* Kohl's Corp.	3,904	190
Best Buy Co., Inc.	3,484	190
* Sears Holdings Corp.	1,288	189
J.C. Penney Co., Inc. (Holding Co.)	3,558	177
The Gap, Inc.	7,647	161
* Bed Bath & Beyond, Inc.	3,761	153
Federated Department Stores, Inc.	2,088	141
TJX Cos., Inc.	6,089	140
* Amazon.com, Inc.	3,827	136
May Department Stores Co.	3,474	133
Limited Brands, Inc.	4,161	86
Nordstrom, Inc.	1,308	80
* Office Depot, Inc.	3,956	78
* Chico's FAS, Inc.	2,206	75
* Toys R Us, Inc.	2,683	70
Dollar General Corp.	3,532	69
Michaels Stores, Inc.	1,643	69
* AutoZone Inc.	737	67
Abercrombie & Fitch Co.	1,138	65
PETsMART, Inc.	1,818	58
* Advance Auto Parts, Inc.	933	55
Ross Stores, Inc.	1,882	53
Foot Locker, Inc.	1,954	52
Family Dollar Stores, Inc.	1,921	49
RadioShack Corp.	1,929	49
* AutoNation, Inc.	2,425	48
* Williams-Sonoma, Inc.	1,195	47
Circuit City Stores, Inc.	2,391	39
The Neiman Marcus Group, Inc. Class A	378	37
* O'Reilly Automotive, Inc.	619	34
American Eagle Outfitters, Inc.	1,193	34
* Dollar Tree Stores, Inc.	1,323	33
* Urban Outfitters, Inc.	602	32
* CarMax, Inc.	1,250	32
Barnes & Noble, Inc.	839	32
OfficeMax, Inc.	953	29
Claire's Stores, Inc.	1,162	27
* Saks Inc.	1,470	25
Borders Group, Inc.	905	23
* Men's Wearhouse, Inc.	405	21
* AnnTaylor Stores Corp.	778	20
* Pacific Sunwear of California, Inc.	920	19
Dillard's Inc.	806	19
* Zale Corp.	611	19
* PETCO Animal Supplies, Inc.	611	18
* Big Lots Inc.	1,445	18
The Neiman Marcus Group, Inc. Class B	187	18
* Guitar Center, Inc.	318	18
Pier 1 Imports Inc.	1,055	18
* GameStop Corp.	590	17
* Tractor Supply Co.	381	17
* Dick's Sporting Goods, Inc.	466	17
* Hibbett Sporting Goods, Inc.	401	14
* Payless ShoeSource, Inc.	787	13
* The Children's Place Retail Stores, Inc.	274	13
* Coldwater Creek Inc.	566	13
* Charming Shoppes, Inc.	1,402	13
Blockbuster Inc. Class A	1,359	12
* Linens 'n Things, Inc.	509	12
* Insight Enterprises, Inc.	633	12
* Aeropostale, Inc.	449	12
* Genesco, Inc.	351	12
* Hot Topic, Inc.	542	12
* The Sports Authority, Inc.	354	11
Brown Shoe Co., Inc.	307	11
Burlington Coat Factory Warehouse Corp.	315	10
Cato Corp. Class A	358	10
The Pep Boys (Manny, Moe & Jack)	750	10
* Jo-Ann Stores, Inc.	347	9
Sonic Automotive, Inc.	434	9
* The Pantry, Inc.	239	9
* Stein Mart, Inc.	382	9
* CSK Auto Corp.	531	9
* Stage Stores, Inc.	225	9
* Overstock.com, Inc.	226	9
* MarineMax, Inc.	292	8
* ShopKo Stores, Inc.	334	8
* Too Inc.	394	8
Christopher & Banks Corp.	427	8
* Tuesday Morning Corp.	246	7
Lithia Motors, Inc.	267	7
Talbots Inc.	231	7
* Cabela's Inc.	298	6
* 99 Cents Only Stores	466	6
Blair Corp.	141	5
United Auto Group, Inc.	171	5
Fred's, Inc.	349	5
* Electronics Boutique Holdings Corp.	84	5
Deb Shops, Inc.	159	5
* Priceline.com, Inc.	200	5
The Gymboree Corp.	342	5
* Cost Plus, Inc.	183	4
* The Dress Barn, Inc.	235	4
* Group 1 Automotive, Inc.	159	4
Big 5 Sporting Goods Corp.	162	4
* J. Jill Group, Inc.	327	4
Handleman Co.	221	4
* Asbury Automotive Group, Inc.	269	4
* ValueVision Media, Inc.	381	4
* Stamps.com Inc.	156	3
* 1-800-FLOWERS.COM, Inc.	426	3
Russ Berrie and Co., Inc.	239	3
bebe stores, inc	74	3
* A.C. Moore Arts & Crafts, Inc.	87	3
Blockbuster Inc. Class B	294	3
* GSI Commerce, Inc.	158	2
* Blue Nile Inc.	78	2
* GameStop Corp. Class B	79	2
* Drugstore.com, Inc.	599	2
* Charlotte Russe Holding Inc.	143	2
* Sharper Image Corp.	79	1
The Buckle, Inc.	26	1
Hancock Fabrics, Inc.	156	1
* 1-800 CONTACTS, Inc.	38	1
* Conn's, Inc.	30	1
New York & Co., Inc.	14	0

		6,068

Services-Commercial (3.8%)
* eBay Inc.	12,390	471
* IAC/InterActiveCorp	6,205	152
ServiceMaster Co.	3,672	48
* Getty Images, Inc.	599	45
* Weight Watchers International, Inc.	516	25
Regis Corp.	441	17
Jackson Hewitt Tax Service Inc.	476	10
UniFirst Corp.	203	7
Pre-Paid Legal Services, Inc.	128	5
* 4Kids Entertainment Inc.	251	5
* Vertrue Inc.	113	4
* Harris Interactive Inc.	717	4

		793

Shoes (1.4%)
NIKE, Inc. Class B	2,327	191
* Timberland Co.	746	28
Reebok International Ltd.	579	24
Wolverine World Wide, Inc.	686	16
Finish Line, Inc.	653	13
K-Swiss, Inc.	324	10
The Stride Rite Corp.	451	5
* Steven Madden, Ltd.	251	4
* Skechers U.S.A., Inc.	318	4
Kenneth Cole Productions, Inc.	61	2

		297

Telecommunications Equipment (0.0%)
* Audiovox Corp.	237	3

Textile Products (0.0%)
* Interface, Inc.	606	5

Textile-Apparel Manufacturing (2.0%)
* Coach, Inc.	4,643	135
VF Corp.	1,028	58
Liz Claiborne, Inc.	1,324	50
Jones Apparel Group, Inc.	1,547	49
* Quiksilver, Inc.	1,670	27
Polo Ralph Lauren Corp.	656	25
* Tommy Hilfiger Corp.	1,241	14
Phillips-Van Heusen Corp.	399	12
Kellwood Co.	448	11
* The Warnaco Group, Inc.	517	11
* Columbia Sportswear Co.	184	8
Russell Corp.	374	7
* Carter's, Inc.	143	7
* Guess ?, Inc.	201	3
Oxford Industries, Inc.	90	3
Oshkosh B' Gosh, Inc. Class A	56	1

		421

Tires & Rubber (0.2%)
* The Goodyear Tire & Rubber Co.	2,116	30
Cooper Tire & Rubber Co.	947	18
Bandag, Inc. Class A	63	3
Bandag, Inc.	42	2

		53

Toys (0.8%)
Mattel, Inc.	5,170	94
Hasbro, Inc.	2,146	43
* Marvel Enterprises Inc.	1,102	23
* JAKKS Pacific, Inc.	383	8
* Leapfrog Enterprises, Inc.	205	2

		170

Utilities-Cable Television & Radio (4.7%)
* Comcast Corp. Class A	16,088	518
* Comcast Corp. Special Class A	10,835	343
* Cablevision Systems NY Group Class A	2,762	71
* UnitedGlobalCom Inc. Class A	4,762	43
* Mediacom Communications Corp.	830	5

		980

Utilities-Telecommunications (0.3%)
* NTL Inc.	865	56

Wholesalers (0.0%)
* LKQ Corp.	102	3

TOTAL INVESTMENTS
(Cost $20,462)		21,058

OTHER ASSETS AND LIABILITIES-NET (-0.3%)		(61)

NET ASSETS (100%)		$20,997

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At May 31, 2005, the cost of investment securities for tax purposes was $20,462,000. Net unrealized appreciation of investment securities for tax purposes was $596,000, consisting of unrealized gains of $1,606,000 on securities that had risen in value since their purchase and $1,010,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.